INCOME TAXES - Schedule of Components of Income Tax Expense (Credit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current tax expense (credit)	$ 14,653	$ 14,342	$ 15,737
Deferred tax expense	2,114	3,620	1,728
Total income tax expense	$ 16,767	$ 17,962	$ 17,465